Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.39%♣
Communication Services — 12.60%
Alphabet Class A	101,150	$ 24,589,565
AT&T	718,691	20,295,834
Comcast Class A	682,678	21,449,743
Meta Platforms Class A	31,777	23,336,393
Verizon Communications	488,835	21,484,298
		111,155,833
Consumer Discretionary — 7.95%
Booking Holdings	4,676	25,246,986
Dillard's Class A	24,649	15,146,318
Macy's	202,057	3,622,882
Newell Brands	374,987	1,964,932
TJX	167,519	24,213,196
		70,194,314
Consumer Staples — 5.69%
Altria Group	279,344	18,453,465
Philip Morris International	196,025	31,795,255
		50,248,720
Energy — 6.44%
Expand Energy	151,223	16,065,931
Exxon Mobil	361,485	40,757,434
		56,823,365
Financials — 28.69%
American International Group	128,632	10,102,757
Bank of New York Mellon	127,009	13,838,901
Citigroup	358,699	36,407,948
Evercore Class A	74,791	25,228,500
F&G Annuities & Life	12,229	382,401
Invesco	1,003,343	23,016,688
Janus Henderson Group	74,879	3,332,864
MetLife	37,667	3,102,631
Old Republic International	286,782	12,179,632
OneMain Holdings	279,143	15,760,414
PNC Financial Services Group	125,131	25,142,572
Popular	218,557	27,758,925
Synchrony Financial	53,427	3,795,988
Truist Financial	410,209	18,754,755
Wells Fargo & Co.	310,582	26,032,983
Western Union	1,046,850	8,364,332
		253,202,291
Healthcare — 18.53%
Bristol-Myers Squibb	570,727	25,739,788
Cigna Group	84,501	24,357,413
CVS Health	444,887	33,540,031
Gilead Sciences	277,440	30,795,840
McKesson	37,714	29,135,574
Merck & Co.	237,351	19,920,869
		163,489,515
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials — 7.70%
3M	80,759	$ 12,532,182
Comfort Systems USA	10,796	8,908,643
Delta Air Lines	55,730	3,162,677
Lockheed Martin	34,036	16,991,112
Trane Technologies	15,724	6,634,899
United Airlines Holdings †	41,502	4,004,943
United Parcel Service Class B	188,164	15,717,339
		67,951,795
Information Technology — 11.64%
Accenture Class A	16,077	3,964,588
AppLovin Class A †	16,725	12,017,581
Cisco Systems	580,210	39,697,968
Lam Research	77,444	10,369,752
Micron Technology	153,224	25,637,440
QUALCOMM	37,270	6,200,237
Salesforce	20,557	4,872,009
		102,759,575
Utilities — 0.15%
Clearway Energy Class A	48,999	1,319,543
		1,319,543
Total Common Stocks (cost $670,514,239)		877,144,951

Short-Term Investments — 0.55%
Money Market Mutual Funds — 0.55%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,205,490	1,205,490
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,205,490	1,205,490
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,205,490	1,205,490
NQ-FL2 [0925] 1125 (4967853)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,205,489	$ 1,205,489
Total Short-Term Investments (cost $4,821,959)		4,821,959

Total Value of Securities—99.94% (cost $675,336,198)		881,966,910
Receivables and Other Assets Net of Liabilities—0.06%		523,150
Net Assets Applicable to 25,194,409 Shares Outstanding—100.00%		$882,490,060

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ-FL2 [0925] 1125 (4967853)